Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
186,321	Vanguard Value ETF	$25,732,793	2.0

	Total Exchange-Traded Funds
	(Cost $24,714,411)	25,732,793	2.0

MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
2,492,880	Voya Emerging Markets Index Portfolio - Class I	25,452,304	2.0
8,326,104	Voya International Index Portfolio - Class I	89,505,622	6.9
5,753,003	Voya RussellTM Mid Cap Index Portfolio - Class I	64,721,286	5.0
6,877,196	Voya Short Term Bond Fund - Class R6	63,889,153	5.0
44,066,518	Voya U.S. Bond Index Portfolio - Class I	410,259,280	31.9
35,792,571	Voya U.S. Stock Index Portfolio - Class I	606,684,073	47.2

	Total Mutual Funds
	(Cost $1,315,731,508)	1,260,511,718	98.0

	Total Investments in Securities (Cost $1,340,445,919)	$1,286,244,511	100.0
	Liabilities in Excess of Other Assets	(143,076)	–
	Net Assets	$1,286,101,435	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,732,793	$–	$–	$25,732,793
Mutual Funds	1,260,511,718	–	–	1,260,511,718
Total Investments, at fair value	$1,286,244,511	$–	$–	$1,286,244,511

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$26,438,054	$337,458	$(2,274,112)	$950,904	$25,452,304	$-	$123,805	$-
Voya International Index Portfolio - Class I	90,626,214	68,036	(8,113,737)	6,925,109	89,505,622	-	498,376	-
Voya RussellTM Mid Cap Index Portfolio - Class I	62,632,856	4,446,017	(4,166,258)	1,808,671	64,721,286	-	810,905	-
Voya Short Term Bond Fund - Class R6	64,742,094	3,422,563	(5,208,836)	933,332	63,889,153	534,499	(380,534)	-
Voya U.S. Bond Index Portfolio - Class I	410,843,031	18,004,188	(29,517,553)	10,929,614	410,259,280	3,643,679	(2,932,245)	-
Voya U.S. Stock Index Portfolio - Class I	585,842,818	14,702,109	(37,034,080)	43,173,226	606,684,073	-	237,398	-
	$1,241,125,067	$40,980,371	$(86,314,576)	$64,720,856	$1,260,511,718	$4,178,178	$(1,642,295)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,358,552,632.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$16,222,783
Gross Unrealized Depreciation	(88,530,904)
Net Unrealized Depreciation	$(72,308,121)